Earnings per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per Share

Note 17: Earnings per Share

Potential common shares of 38,149,453 of Private Placement Warrants, DRG Transaction Shares, options and RSUs related to the Incentive Award Plan were excluded from diluted EPS for the three months ended March 31, 2020 and potential common shares of 24,323,190 of options were excluded from diluted EPS for the three months ended March 31, 2019 as the Company had net losses in both periods and their inclusion would be anti-dilutive. See Note 14 — "Shareholders’ Equity" and Note 15 — "Employment and Compensation Arrangements” for a description.

The 2019 Transaction was accounted for as a reverse recapitalization in accordance with U.S. GAAP. See Note 1 — "Background and Nature of Operations". Accordingly, weighted-average shares outstanding for purposes of the EPS calculation have been retroactively recasted as shares reflecting the exchange ratio established in the 2019 Transaction (1.0 Jersey share to 132.13667 Clarivate shares).

The basic and diluted EPS computations for our ordinary shares are calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2020	2019
Basic/Diluted EPS
Net loss available to common stockholders	$(74,001)	$(59,260)
Basic and diluted weighted-average number of ordinary shares outstanding	343,129,833	217,526,426
Basic and diluted EPS	$(0.22)	$(0.27)

Note 19: Earnings per Share

Potential common shares of 80,873,293, 24,524,698, and 22,554,740 of Private Placement Warrants, Public Warrants, Merger Shares, and options and Restricted Stock Units related to the Incentive Award Plan were excluded from diluted EPS for the years ended December 31, 2019, 2018, and 2017, respectively, as the Company had net losses and their inclusion would be anti-dilutive. See Note 16 — “Shareholders” Equity” and Note 17 — "Employment and Compensation Arrangements” for a description.

The 2019 Transaction was accounted for as a reverse recapitalization in accordance with U.S. GAAP. See Note 4 — “Business Combinations”. Accordingly, weighted-average shares outstanding for purposes of the EPS calculation have been retroactively recasted as shares reflecting the exchange ratio established in the 2019 Transaction (1.0 Jersey share to 132.13667 Clarivate shares).

The basic and diluted EPS computations for our common stock are calculated as follows (in thousands, except share and per share amounts):

	Year ended December 31,
	2019	2018	2017
Basic/Diluted EPS
Loss available to common stockholders	$(210,977)	$(242,162)	$(263,930)

Basic and diluted weighted-average number of common shares outstanding	273,883,342	217,472,870	216,848,866

Basic and diluted EPS	$(0.77)	$(1.11)	$(1.22)